Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

October 31, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.2%

Energy - 3.1%
Cameco Corp. (Canada)	828	$84,630
TC Energy Corp. (Canada)	1,555	78,030
Total Energy		162,660

Industrials - 38.8%
ABB Ltd. (Switzerland)	1,085	80,436
Array Technologies, Inc.*	2,680	23,209
Balfour Beatty PLC (United Kingdom)	9,982	88,122
Bloom Energy Corp. Class A*	3,478	459,653
GE Vernova, Inc.	114	66,706
Hubbell, Inc.	177	83,190
Maire SpA (Italy)	6,112	92,571
NEXTracker, Inc. Class A*	3,435	347,691
Plug Power, Inc.*	29,686	79,855
Prysmian SpA (Italy)	1,150	119,060
SPIE SA (France)	1,432	72,824
Strabag SE (Austria)	742	58,072
Sungrow Power Supply Co., Ltd. Class A (China)	3,520	93,921
Sunrun, Inc.*	4,429	91,946
Vestas Wind Systems A/S (Denmark)	11,415	232,477
Xylem, Inc.	357	53,853
Total Industrials		2,043,586

Information Technology - 15.3%
Enphase Energy, Inc.*	2,893	88,265
First Solar, Inc.*	1,574	420,164
Infineon Technologies AG (Germany)	1,754	69,386
SolarEdge Technologies, Inc.*	1,492	52,354
TE Connectivity PLC (Switzerland)	416	102,756
Xinyi Solar Holdings Ltd. (China)	155,461	71,623
Total Information Technology		804,548

Utilities - 41.0%
Centrais Eletricas Brasileiras SA (Brazil)	11,500	119,105
China Longyuan Power Group Corp. Ltd. Class H (China)	49,000	45,402
China Yangtze Power Co., Ltd. Class A (China)	38,200	150,901
Chubu Electric Power Co., Inc. (Japan)	8,800	122,484
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	4,200	102,917
Clearway Energy, Inc. Class C	4,480	143,046
Constellation Energy Corp.	244	91,988
EDP Renovaveis SA (Spain)	6,392	93,423
EDP SA (Portugal)	43,031	213,774
Fortum OYJ (Finland)	5,009	111,661
Guangdong Investment Ltd. (China)	68,000	64,670
Iberdrola SA (Spain)	13,907	281,564
NextEra Energy, Inc.	1,328	108,099
Ormat Technologies, Inc.	1,416	150,620
Orsted AS (Denmark)*(1)	4,007	71,618
Pennon Group PLC (United Kingdom)	12,835	87,426
Solaria Energia y Medio Ambiente SA (Spain)*	3,941	68,116
Southern Co. (The)	802	75,420
SSE PLC (United Kingdom)	2,401	60,434
Total Utilities		2,162,668

Total Common Stocks
(Cost $4,025,682)		5,173,462
Security Description	Shares	Value

PREFERRED STOCK - 1.3%

Utilities - 1.3%
Cia Energetica de Minas Gerais, 13.77% (Brazil)
(Cost $66,468)	33,933	$71,525

TOTAL INVESTMENTS - 99.5%
(Cost $4,092,150)		5,244,987
Other Assets in Excess of Liabilities - 0.5%		25,574
Net Assets - 100.0%		$5,270,561

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $71,618, or 1.4% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,173,462	$—	$—	$5,173,462
Preferred Stock	71,525	—	—	71,525
Total	$5,244,987	$—	$—	$5,244,987